Income Taxes - Summary of Deferred Tax Assets Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Beginning of Period	$ 104,745	$ 74,511
Additions	39,082	30,234
Reductions/Charges
End of Period	$ 143,827	$ 104,745